UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-103590

Investment Company Act File No. 811-21269

EVERGREEN INCOME ADVANTAGE FUND (the “Fund”)

_______________________________________________

Name of Registrant

200 BERKELEY STREET, BOSTON, MA 02116

____________________________________

Address of Principal Executive Office

                The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer as set forth below and in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Securities and Exchange Commission, pursuant to relief granted by the staff of the Securities and Exchange Commission, fewer than 30 days prior to the date set for the redemption of each series listed below, except the Series M28 Auction Market Preferred Shares.

(1)   Title of class of securities to be redeemed:

Auction Market Preferred Shares, Series T7;

Auction Market Preferred Shares, Series W7;

Auction Market Preferred Shares, Series Th7;

Auction Market Preferred Shares, Series F7;

Auction Market Preferred Shares, Series M28; and

Auction Market Preferred Shares, Series W28 (collectively, the “Preferred Shares”).

(2)   Date on which the securities are to be redeemed:

Auction Market Preferred Shares, Series T7 on May 28, 2008.

Auction Market Preferred Shares, Series W7 on May 29, 2008.

Auction Market Preferred Shares, Series Th7 on May 30, 2008.

Auction Market Preferred Shares, Series F7 on June 2, 2008.

Auction Market Preferred Shares, Series M28 on June 10, 2008.

Auction Market  Preferred Shares, Series W28 on May 29, 2008.

(3)   Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 9(a) of Part 1 of the Amended and Restated Statement of Preferences of the Fund.

(4) If less than all the outstanding securities of a class or series are to be called or redeemed, the principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

The undersigned registered closed-end investment companyintends to redeem, by lot (as determined by The Depository Trust Company), the following Preferred Shares:

Auction Market Preferred Shares, Series T7: 1,920 Shares

Auction Market Preferred Shares, Series W7: 1,920 Shares

Auction Market Preferred Shares, Series Th7: 1,920 Shares

Auction Market Preferred Shares, Series F7: 1,920 Shares

Auction Market Preferred Shares, Series M28: 2,040 Shares

Auction Market Preferred Shares, Series W28: 2,040 Shares

***

Please note that this notice serves only to disclose a proposed partial redemption of each series of the Preferred Shares. Such redemption remains subject to certain conditions.

Notice:  A Certificate of Trust in respect of the Fund is on file with the Secretary of State of the State of Delaware.  This instrument is executed on behalf of the Fund by an officer of the Fund as an officer of the Fund and not individually, and the obligations imposed upon the Fund by this instrument, if any, are not binding upon any of the Fund's officers, Trustees or shareholders individually but are binding only upon the assets and property of the Fund.

SIGNATURE

                Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 8th day of May 2008.

EVERGREEN INCOME ADVANTAGE FUND

By: __/s/ Michael H. Koonce____________________

Name: Michael H. Koonce

Title: Secretary